Subsidiary guarantee information - Income statement related (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed consolidating statements of operations
Interest and dividend income	SFr 17,374	SFr 19,341	SFr 19,061
Interest expense	(9,812)	(10,042)	(10,027)
Net interest income	7,562	9,299	9,034
Commissions and fees	11,092	12,044	13,051
Trading revenues	313	1,340	2,026
Other revenues	1,356	1,114	2,131
Net revenues	20,323	23,797	26,242
Provision for credit losses	252	324	186
Compensation and benefits	10,572	11,546	11,334
General and administrative expenses	9,770	8,574	9,534
Commission expenses	1,455	1,623	1,561
Goodwill impairment	0	3,797	0
Restructuring expenses	540	355
Total other operating expenses	11,765	14,349	11,095
Total operating expenses	22,337	25,895	22,429
of which income tax	441	523	1,405
Income/(loss) from continuing operations	(2,707)	(2,945)	2,222
Income/(loss) from discontinued operations, net of tax	0	0	102
Net income/(loss)	(2,707)	(2,945)	2,324
Net income/(loss) attributable to noncontrolling interests	3	(1)	449
Net income/(loss) attributable to shareholders	(2,710)	(2,944)	1,875
of which from continuing operations	(2,710)	(2,944)	1,773
of which from discontinued operations	0	0	102
Income/(loss) from continuing operations before taxes	(2,266)	(2,422)	3,627
Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations
Interest and dividend income	5,697	7,030	6,422
Interest expense	(3,750)	(4,296)	(3,894)
Net interest income	1,947	2,734	2,528
Commissions and fees	3,582	3,932	4,149
Trading revenues	(1,192)	(966)	142
Other revenues	830	508	1,431
Net revenues	5,167	6,208	8,250
Provision for credit losses	(5)	5	0
Compensation and benefits	3,235	3,805	3,510
General and administrative expenses	4,474	2,242	2,594
Commission expenses	259	288	257
Goodwill impairment		0
Restructuring expenses	209	193
Total other operating expenses	4,942	2,723	2,851
Total operating expenses	8,177	6,528	6,361
of which income tax	(228)	37	727
Income/(loss) from continuing operations			1,162
Income/(loss) from discontinued operations, net of tax			0
Net income/(loss)	(2,777)	(362)	1,162
Net income/(loss) attributable to noncontrolling interests	157	143	580
Net income/(loss) attributable to shareholders	(2,934)	(505)	582
of which from continuing operations			582
of which from discontinued operations			0
Income/(loss) from continuing operations before taxes	(3,005)	(325)	1,889
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	11,228	11,827	12,163
Interest expense	(5,987)	(5,694)	(6,014)
Net interest income	5,241	6,133	6,149
Commissions and fees	7,235	7,914	8,738
Trading revenues	1,562	2,264	1,648
Other revenues	597	692	804
Net revenues	14,635	17,003	17,339
Provision for credit losses	221	271	125
Compensation and benefits	7,410	7,718	7,872
General and administrative expenses	5,284	6,372	6,979
Commission expenses	1,182	1,326	1,291
Goodwill impairment		3,797
Restructuring expenses	301	132
Total other operating expenses	6,767	11,627	8,270
Total operating expenses	14,177	19,345	16,142
of which income tax	585	402	572
Income/(loss) from continuing operations			500
Income/(loss) from discontinued operations, net of tax			102
Net income/(loss)	(348)	(3,015)	602
Net income/(loss) attributable to noncontrolling interests	(163)	(150)	(135)
Net income/(loss) attributable to shareholders	(185)	(2,865)	737
of which from continuing operations			635
of which from discontinued operations			102
Income/(loss) from continuing operations before taxes	237	(2,613)	1,072
Bank
Condensed consolidating statements of operations
Interest and dividend income	16,925	18,857	18,585
Interest expense	(9,737)	(9,990)	(9,908)
Net interest income	7,188	8,867	8,677
Commissions and fees	10,817	11,846	12,887
Trading revenues	370	1,298	1,790
Other revenues	1,427	1,200	2,235
Net revenues	19,802	23,211	25,589
Provision for credit losses	216	276	125
Compensation and benefits	10,645	11,523	11,382
General and administrative expenses	9,758	8,614	9,573
Commission expenses	1,441	1,614	1,548
Goodwill impairment	0	3,797	0
Restructuring expenses	510	325
Total other operating expenses	11,709	14,350	11,121
Total operating expenses	22,354	25,873	22,503
of which income tax	357	439	1,299
Income/(loss) from continuing operations	(3,125)	(3,377)	1,662
Income/(loss) from discontinued operations, net of tax	0	0	102
Net income/(loss)	(3,125)	(3,377)	1,764
Net income/(loss) attributable to noncontrolling interests	(6)	(7)	445
Net income/(loss) attributable to shareholders	(3,119)	(3,370)	1,319
of which from continuing operations	(3,119)	(3,370)	1,217
of which from discontinued operations	0	0	102
Income/(loss) from continuing operations before taxes	(2,768)	(2,938)	2,961
Group parent company
Condensed consolidating statements of operations
Interest and dividend income	284	277	228
Interest expense	(338)	(330)	(316)
Net interest income	(54)	(53)	(88)
Commissions and fees	27	18	7
Trading revenues	(21)	28	159
Other revenues	(2,684)	(2,969)	1,750
Net revenues	(2,732)	(2,976)	1,828
Provision for credit losses	0	0	0
Compensation and benefits	57	76	53
General and administrative expenses	(88)	(110)	(101)
Commission expenses	1	1	0
Goodwill impairment		0
Restructuring expenses	0	0
Total other operating expenses	(87)	(109)	(101)
Total operating expenses	(30)	(33)	(48)
of which income tax	8	1	1
Income/(loss) from continuing operations			1,875
Income/(loss) from discontinued operations, net of tax			0
Net income/(loss)	(2,710)	(2,944)	1,875
Net income/(loss) attributable to noncontrolling interests	0	0	0
Net income/(loss) attributable to shareholders	(2,710)	(2,944)	1,875
of which from continuing operations			1,875
of which from discontinued operations			0
Income/(loss) from continuing operations before taxes	(2,702)	(2,943)	1,876
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	165	207	248
Interest expense	263	278	197
Net interest income	428	485	445
Commissions and fees	248	180	157
Trading revenues	(36)	14	77
Other revenues	2,613	2,883	(1,854)
Net revenues	3,253	3,562	(1,175)
Provision for credit losses	36	48	61
Compensation and benefits	(130)	(53)	(101)
General and administrative expenses	100	70	62
Commission expenses	13	8	13
Goodwill impairment		0
Restructuring expenses	30	30
Total other operating expenses	143	108	75
Total operating expenses	13	55	(26)
of which income tax	76	83	105
Income/(loss) from continuing operations			(1,315)
Income/(loss) from discontinued operations, net of tax			0
Net income/(loss)	3,128	3,376	(1,315)
Net income/(loss) attributable to noncontrolling interests	9	6	4
Net income/(loss) attributable to shareholders	3,119	3,370	(1,319)
of which from continuing operations			(1,319)
of which from discontinued operations			0
Income/(loss) from continuing operations before taxes	SFr 3,204	SFr 3,459	SFr (1,210)